Long-term debt (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Dec. 31, 2021
Long-term debt
Long-term debt	€ 7,510,510	€ 7,314,915
Less current portion	(58,724)	(667,966)
Long-term debt, less current portion	7,451,786	6,646,949
Schuldschein loans
Long-term debt
Long-term debt	224,561
Bonds
Long-term debt
Long-term debt	6,514,611	7,071,259
Accounts Receivable Facility
Long-term debt
Long-term debt	525,231
Other long-term debt
Long-term debt
Long-term debt	€ 246,107	€ 243,656